Machinery, Equipment and Improvements on Leased Buildings - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Property Plant And Equipment [Abstract]
Machinery, equipment and improvements on leased buildings	$ 0	$ 0	$ 381,427